Commitments and Contingencies Operating Leases	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Operating Leases
11.	Commitments and Contingencies Operating Leases
The Company leases office facilities and sites for its ground stations under noncancelable operating leases. These leases expire at various dates through 2029. Rent expense, including ground station leases, for the years ended December 31, 2021 and 2020, was $3,313 and $2,418, respectively.
Future minimum lease payments under noncancelable operating leases that have initial or remaining noncancelable lease terms greater than one-year
as of December 31, 2021 are as follows:

Years ending December 31,
2022	$2,600
2023	2,389
2024	2,307
2025	2,284
2026	2,275
2027 and thereafter	4,393

$16,248

L3Harris Commitment
In conjunction with the exactEarth acquisition, the Company acquired the agreement with L3Harris (“L3Harris Agreement”) to receive satellite automatic identification system
(“S-AIS”)
data from the L3Harris AppStar payloads
on-board
Iridium NEXT Constellation, Iridium’s Real-Time Second-Generation satellite constellation with 58 AppStar payloads. Under the Amended and Restated L3Harris Agreement dated January 21, 2020 (“A&R L3Harris Agreement”), the Company incurs a fixed fee of $358 per month. The A&R L3Harris Agreement concludes on August 7, 2031.
Under the A&R L3Harris Agreement, the Company will pay a 30% share of
S-AIS
data revenues for the portion of exactEarth annual
S-AIS
data revenue which is in excess of $16,000
. No revenue share

was owed
to L3Harris under the A&R L3Harris Agreement, with respect to AIS Analytics sales during the year ended December 31, 2021. For the year ended December 31, 2021, $
417 was recognized in Cost of revenue on the Consolidated Statements of Operations.
The following table summarizes the operational fees commitment under the A&R L3Harris Agreement, which includes the fixed payments to L3Harris:

Years ending December 31,
2022	$4,296
2023	4,296
2024	4,296
2025	4,296
2026	4,296
2027 and thereafter	19,873

$41,353

Litigation
At times, the Company is party to various claims and legal actions arising in the normal course of business. Although the ultimate outcome of these matters is not presently determinable, management believes that the resolution of all such pending matters, will not have a material adverse effect on the Company’s business, results of operations, financial condition or cash flows; however, there can be no assurance that the ultimate resolution of these matters will not have a material impact on the Company’s consolidated financial statements in any period.